Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Charges in Income Statement in Respect of Equity-settled Share-based Payment Plans

The Group recognised the following charges in the income statement in respect of its equity-settled share-based payment plans:

All figures in £ millions	2022	2021	2020

Pearson plans	38	28	29

Summary of Weighted Average Estimated Fair Values and Inputs into Black-Scholes Model

The following shares were granted under restricted share arrangements:

		2022		2021

	Number of shares 000s	Weighted average fair value £	Number of shares 000s	Weighted average fair value £

Long-Term Incentive Plan	7,584	7.61	6,394	7.27

Management Incentive Plan	–	–	630	7.71